Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 4 - Goodwill and Intangible Assets

Goodwill and intangible assets consisted of the following:

		December 31, 2020
	Estimated life in years	Gross amount	Accumulated Amortization	Net
Intangible assets not subject to amortization
Goodwill	Indefinite	$3,015,700	$—	$3,015,700
Trademarks	Indefinite	294,268	—	294,268
Total intangible assets not subject to amortization		3,309,968	—	3,309,968
Intangible assets subject to amortization
Customer lists	5 - 15	897,274	897,274	—
ABC acquired contracts	5	310,000	258,333	51,667
SIAS acquired contracts	5	660,000	550,000	110,000
Non-compete agreements	4	272,147	272,147	-
Total intangible assets subject to amortization		2,139,421	1,977,754	161,667
Total Goodwill and Intangible Assets		$5,449,389	$1,977,754	$3,471,635

The scheduled remaining amortization is as follows:

Years ending December 31,
2021	$161,667
Total	$161,667

Amortization expense for the years ended December 31, 2020 and 2019 were $194,000 and $196,779 respectively.